Information on remuneration - Remuneration of the Supervisory Board (Detail) - Supervisory board [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		€ 1,202,917	€ 1,088,375	€ 950,500
Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		201,917	189,125	171,500
Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		870,000	731,250	625,000
Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	131,000	168,000	154,000
A.M. Harrison [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		121,333	42,333
A.M. Harrison [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		9,333	0
A.M. Harrison [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		100,000	31,667
A.M. Harrison [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	12,000	10,667
C.A. Poon [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		187,167	154,875	139,500
C.A. Poon [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		50,167	36,625	32,500
C.A. Poon [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		115,000	96,250	90,000
C.A. Poon [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	22,000	22,000	17,000
D.E.I. Pyott [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		158,500	142,250	135,000
D.E.I. Pyott [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		41,500	25,250	23,000
D.E.I. Pyott [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		100,000	85,000	80,000
D.E.I. Pyott [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	17,000	32,000	32,000
H.N.F.M. von Prondzynski [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		55,333	136,125	132,000
H.N.F.M. von Prondzynski [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		16,333	36,625	32,500
H.N.F.M. von Prondzynski [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		33,333	85,000	80,000
H.N.F.M. von Prondzynski [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	5,667	14,500	19,500
J.P. Tai [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		40,750	141,625	144,500
J.P. Tai [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		10,250	34,625	32,500
J.P. Tai [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		25,000	85,000	80,000
J.P. Tai [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	5,500	22,000	32,000
J. van der Veer [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		197,000	179,500	167,000
J. van der Veer [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		35,000	27,500	25,000
J. van der Veer [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		155,000	140,000	135,000
J. van der Veer [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	7,000	12,000	7,000
M.E. Doherty [member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		51,500
M.E. Doherty [member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		1,500
M.E. Doherty [member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		41,667
M.E. Doherty [member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	8,333
N. Dhawan [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		145,000	123,750	120,000
N. Dhawan [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		18,000	14,250	13,000
N. Dhawan [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		100,000	85,000	80,000
N. Dhawan [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	27,000	24,500	27,000
O. Gadiesh [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		131,833	121,250	112,500
O. Gadiesh [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		19,833	14,250	13,000
O. Gadiesh [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		100,000	85,000	80,000
O. Gadiesh [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	12,000	22,000	€ 19,500
P.A.M. Stoffels [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		114,500	46,667
P.A.M. Stoffels [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		0	0
P.A.M. Stoffels [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		100,000	38,333
P.A.M. Stoffels [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	€ 14,500	€ 8,333

[1]	The amounts mentioned under other compensation relate to the fee for intercontinental travel, inter-European travel (effective 2015) and the entitlement of EUR 2,000 under the Philips product arrangement